29. Fair value of financial assets and liabilities (Details) - Recurring fair value measurement [member] - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 531	$ 940
Liabilities	(831)	(138)
Marketable securities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	531
Liabilities	(581)
Foreign currency contracts derivative [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets
Commodity derivatives assets [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(249)
Interest rate derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(1)
Level I [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	531	882
Liabilities	(211)	(28)
Level I [member] | Marketable securities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	531
Liabilities
Level I [member] | Foreign currency contracts derivative [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets
Level I [member] | Commodity derivatives assets [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(211)
Level I [member] | Interest rate derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities
Level II [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets		58
Liabilities	(620)	(110)
Level II [member] | Marketable securities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets
Liabilities	(581)
Level II [member] | Foreign currency contracts derivative [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets
Level II [member] | Commodity derivatives assets [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(38)
Level II [member] | Interest rate derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(1)
Level III [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets
Liabilities
Level III [member] | Marketable securities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets
Liabilities
Level III [member] | Foreign currency contracts derivative [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets
Level III [member] | Commodity derivatives assets [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities
Level III [member] | Interest rate derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities